Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table (SCT) Total for PEO 1[1] ($)	SCT Total for PEO 2[1] ($)	Compensation Actually Paid to PEO 1[1,2,3] ($)	Compensation Actually Paid to PEO 2[1,2,3] ($)	Average SCT Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment Based on:[4]		Net Income ($ Millions)	ROIC for Compensation Purposes[5]
							Company TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	—	7,356,657	—	4,980,729	3,236,767	1,923,445	210.73	163.54	466	18.8%
2023	10,609,670	—	27,971,976	—	3,085,776	5,933,007	241.00	143.54	545	22.6%
2022	10,096,478	—	14,415,143	—	2,496,792	3,176,483	157.95	123.28	472	28.1%
2021	9,213,820	—	17,818,888	—	1,978,086	3,241,658	149.83	141.80	276	21.5%
2020	7,077,536	—	11,078,312	—	1,936,038	1,600,715	122.93	113.66	206	13.7%

1	Steven Hedlund was our PEO for 2024 (“PEO 2”). Christopher Mapes was our PEO for 2020 through 2023 (“PEO 1”). The individuals comprising the non-PEO NEOs for each year presented are listed below.

2024	2023	2022	2021	2020
Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno
Christopher L. Mapes	Steven Hedlund	Steven Hedlund	Steven Hedlund	Steven Hedlund
Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry
Michele Kuhrt	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt
George Blankenship
Vincent Petrella

2	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s PEOs and non-PEO NEOs. These amounts reflect the Summary Compensation Table Total column with certain adjustments. For 2024, these adjustments are as described in footnote 3 below. Please note that, while similar adjustment information was provided in our 2024 proxy statement for year 2023 and in our 2023 proxy statement for years 2020, 2021, 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2024 or the related disclosures provided below.
3	Compensation Actually Paid for 2024 (the most recent year included in the table above) reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to PEO 2($)
2024	7,356,657	—	(4,901,917)	—	2,525,989	4,980,729

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,236,767	—	(2,142,377)	—	829,055	1,923,445

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for PEO 2 ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total—Inclusion of Equity Values for PEO 2 ($)
2024	3,395,295	(1,378,351)	—	509,045	—	2,525,989

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	858,759	(857,923)	598,869	229,350	—	829,055

4	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5	We determined Return on Invested Capital (“ROIC”) for Compensation Purposes to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2024. More information on ROIC for Compensation Purposes can be found in Appendix A.

Company Selected Measure Name		Return on Invested Capital (“ROIC”)
Named Executive Officers, Footnote [Text Block]
1	Steven Hedlund was our PEO for 2024 (“PEO 2”). Christopher Mapes was our PEO for 2020 through 2023 (“PEO 1”). The individuals comprising the non-PEO NEOs for each year presented are listed below.

2024	2023	2022	2021	2020
Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno
Christopher L. Mapes	Steven Hedlund	Steven Hedlund	Steven Hedlund	Steven Hedlund
Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry
Michele Kuhrt	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt
George Blankenship
Vincent Petrella

Peer Group Issuers, Footnote [Text Block]		The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]
3	Compensation Actually Paid for 2024 (the most recent year included in the table above) reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to PEO 2($)
2024	7,356,657	—	(4,901,917)	—	2,525,989	4,980,729

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for PEO 2 ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total—Inclusion of Equity Values for PEO 2 ($)
2024	3,395,295	(1,378,351)	—	509,045	—	2,525,989

Non-PEO NEO Average Total Compensation Amount		$ 3,236,767	$ 3,085,776	$ 2,496,792	$ 1,978,086	$ 1,936,038
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,923,445	5,933,007	3,176,483	3,241,658	1,600,715
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,236,767	—	(2,142,377)	—	829,055	1,923,445

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	858,759	(857,923)	598,869	229,350	—	829,055

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

RELATIONSHIP BETWEEN PEO AND NON-PEO NEO COMPENSATION ACTUALLY PAID AND COMPANY AND PEER GROUP TOTAL SHAREHOLDER RETURN (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR of the S&P 400 Index over the same period assuming initial investment of $100 on December 31, 2019.

PEO AND AVERAGE NON-PEO NEO COMPENSATION

ACTUALLY PAID VERSUS COMPANY TSR

Compensation Actually Paid vs. Net Income [Text Block]

RELATIONSHIP BETWEEN PEO AND NON-PEO NEO COMPENSATION ACTUALLY PAID AND COMPANY NET INCOME

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and our GAAP Net income during the five most recently completed fiscal years.

PEO AND AVERAGE NON-PEO NEO COMPENSATION
ACTUALLY PAID VERSUS NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]

RELATIONSHIP BETWEEN PEO AND NON-PEO NEO COMPENSATION ACTUALLY PAID AND COMPANY ROIC FOR COMPENSATION PURPOSES

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and Company ROIC for Compensation Purposes (annual results) during the five most recently completed fiscal years.

PEO AND AVERAGE NON-PEO NEO COMPENSATION
ACTUALLY PAID VERSUS ROIC FOR COMPENSATION PURPOSES

Tabular List [Table Text Block]

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and our Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.

Return on Invested Capital (ROIC) for Compensation Purposes
Adjusted earnings before interest, taxes and bonus (EBITB)
Adjusted Revenue for Compensation Purposes (Adjusted Revenue)
Average operating working capital to net sales ratio (AOWC/Sales) for Compensation Purposes
Adjusted Net Income for Compensation Purposes

Total Shareholder Return Amount	[3]	$ 210.73	241.00	157.95	149.83	122.93
Peer Group Total Shareholder Return Amount	[3]	163.54	143.54	123.28	141.80	113.66
Net Income (Loss) Attributable to Parent		$ 466,000,000	$ 545,000,000	$ 472,000,000	$ 276,000,000	$ 206,000,000
Company Selected Measure Amount	[4]	0.188	0.226	0.281	0.215	0.137
PEO Name		Steven Hedlund
Additional 402(v) Disclosure [Text Block]		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s PEOs and non-PEO NEOs. These amounts reflect the Summary Compensation Table Total column with certain adjustments. For 2024, these adjustments are as described in footnote 3 below. Please note that, while similar adjustment information was provided in our 2024 proxy statement for year 2023 and in our 2023 proxy statement for years 2020, 2021, 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2024 or the related disclosures provided below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital (ROIC) for Compensation Purposes
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted earnings before interest, taxes and bonus (EBITB)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Revenue for Compensation Purposes (Adjusted Revenue)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Average operating working capital to net sales ratio (AOWC/Sales) for Compensation Purposes
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Income for Compensation Purposes
Non-PEO NEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,142,377)
Non-PEO NEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		829,055
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		858,759
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(857,923)
Non-PEO NEO [Member] | Average Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		598,869
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Un Vested Equity Awards That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		229,350
Non-PEO NEO [Member] | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 10,609,670	$ 10,096,478	$ 9,213,820	$ 7,077,536
PEO Actually Paid Compensation Amount	[1],[2],[5]		27,971,976	14,415,143	17,818,888	11,078,312
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		7,356,657
PEO Actually Paid Compensation Amount	[1],[2]	4,980,729
PEO 2 [Member] | PEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 2 [Member] | PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,901,917)
PEO 2 [Member] | PEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 2 [Member] | PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,525,989
PEO 2 [Member] | PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,395,295
PEO 2 [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,378,351)
PEO 2 [Member] | PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 2 [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		509,045
PEO 2 [Member] | PEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0

[1]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s PEOs and non-PEO NEOs. These amounts reflect the Summary Compensation Table Total column with certain adjustments. For 2024, these adjustments are as described in footnote 3 below. Please note that, while similar adjustment information was provided in our 2024 proxy statement for year 2023 and in our 2023 proxy statement for years 2020, 2021, 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2024 or the related disclosures provided below.
[2]	Steven Hedlund was our PEO for 2024 (“PEO 2”). Christopher Mapes was our PEO for 2020 through 2023 (“PEO 1”). The individuals comprising the non-PEO NEOs for each year presented are listed below.
[3]	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[4]	We determined Return on Invested Capital (“ROIC”) for Compensation Purposes to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2024. More information on ROIC for Compensation Purposes can be found in Appendix A.
[5]	Compensation Actually Paid for 2024 (the most recent year included in the table above) reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.